Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 606,124	$ 24,312
Other receivable	948	0
Other deposit	0	1,294
Total prepaid and other current assets	$ 607,072	$ 25,606